VIRTUS AllianzGI Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Convertible Preferred Stocks—16.6%
Auto Components—1.1%
Aptiv plc Series A, 5.500%	176,735	$ 32,535
Capital Markets—1.2%
KKR & Co., Inc. Series C, 6.000%	362,545	33,771
Commercial Services & Supplies—0.7%
GFL Environmental, Inc., 6.000%	228,735	19,889
Electric Utilities—2.9%
NextEra Energy, Inc., 5.279%	1,049,095	60,365
NextEra Energy, Inc., 6.219%	440,190	25,491
		85,856

Healthcare Equipment & Supplies—1.0%
Boston Scientific Corp. Series A, 5.500%	256,745	29,438
Life Sciences Tools & Services—3.7%
Avantor, Inc. Series A, 6.250%	279,575	36,124
Danaher Corp. Series A, 4.750%	33,315	73,093
		109,217

Machinery—1.6%
RBC Bearings, Inc. Series A, 5.000%	175,110	18,362
Stanley Black & Decker, Inc., 5.250%	267,245	29,181
		47,543

Professional Services—0.6%
Clarivate plc Series A, 5.250%	204,815	18,609
Semiconductors & Semiconductor Equipment—3.1%
Broadcom, Inc. Series A, 8.000%	43,010	89,263
Wireless Telecommunication Services—0.7%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	20,750	21,636
Total Convertible Preferred Stocks (Identified Cost $358,826)		487,757

	Par Value	Value
Convertible Bonds and Notes—81.0%
Airlines—1.0%
American Airlines Group, Inc. 6.500%, 7/1/25	$ 8,475	$ 11,704
Southwest Airlines Co. 1.250%, 5/1/25	13,425	17,895
		29,599

Auto Components—0.2%
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)	5,810	6,159
Auto Manufacturers—3.3%
Ford Motor Co. 144A 0.000%, 3/15/26(1)	31,420	43,222
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	11,570	11,393
NIO, Inc. 144A 0.500%, 2/1/27(1)	12,185	10,296
Tesla, Inc. 2.000%, 5/15/24	1,815	30,885
		95,796

Biotechnology—0.7%
Global Blood Therapeutics, Inc. 144A 1.875%, 12/15/28(1)	9,270	10,753
Guardant Health, Inc. 0.000%, 11/15/27	9,790	9,904
		20,657

Commercial Services—2.0%
Block, Inc.
0.000%, 5/1/26	13,495	13,841
0.250%, 11/1/27	18,575	19,701
Shift4 Payments, Inc. 144A 0.000%, 12/15/25(1)	11,755	12,394
Stride, Inc. 1.125%, 9/1/27	14,240	13,854
		59,790

Computers—4.0%
CyberArk Software Ltd. 0.000%, 11/15/24	18,285	23,039
Lumentum Holdings, Inc. 0.500%, 12/15/26	27,135	33,749
Pure Storage, Inc. 0.125%, 4/15/23	25,265	33,729
Zscaler, Inc. 0.125%, 7/1/25	12,725	27,811
		118,328

Cosmetics & Personal Care—0.8%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	22,415	23,740
	Par Value	Value

Diversified Financial Services—2.0%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(1)	$ 31,120	$ 33,314
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	24,405	25,230
		58,544

Energy-Alternate Sources—2.2%
Enphase Energy, Inc.
144A 0.000%, 3/1/26(1)	21,255	21,276
144A 0.000%, 3/1/28(1)	18,870	19,464
Plug Power, Inc. 3.750%, 6/1/25	2,180	12,244
Sunnova Energy International, Inc. 144A 0.250%, 12/1/26(1)	10,075	10,441
		63,425

Entertainment—3.2%
Live Nation Entertainment, Inc. 2.000%, 2/15/25	46,170	60,667
Vail Resorts, Inc. 0.000%, 1/1/26	30,230	32,219
		92,886

Equity Real Estate Investment Trusts (REITs)—1.1%
Pebblebrook Hotel Trust 1.750%, 12/15/26	28,890	31,812
Healthcare-Products—5.8%
CONMED Corp. 2.625%, 2/1/24	13,130	21,829
Envista Holdings Corp. 2.375%, 6/1/25	11,385	25,203
Exact Sciences Corp. 0.375%, 3/15/27	11,140	11,335
Insulet Corp. 0.375%, 9/1/26	23,750	31,418
Natera, Inc. 2.250%, 5/1/27	10,630	27,180
Novocure Ltd. 0.000%, 11/1/25	8,390	7,667
Omnicell, Inc. 0.250%, 9/15/25	15,805	29,812
Repligen Corp. 0.375%, 7/15/24	7,355	17,188
		171,632

Healthcare-Services—0.9%
Anthem, Inc. 2.750%, 10/15/42	3,840	25,233
See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Internet—16.1%
Airbnb, Inc. 144A 0.000%, 3/15/26(1)	$ 34,220	$ 33,484
Booking Holdings, Inc. 0.750%, 5/1/25	19,715	28,952
Etsy, Inc.
0.125%, 9/1/27	12,210	16,380
144A 0.250%, 6/15/28(1)	26,050	30,624
Expedia Group, Inc. 144A 0.000%, 2/15/26(1)	30,740	35,366
Lyft, Inc. 1.500%, 5/15/25	11,235	14,964
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	17,995	29,073
Okta, Inc. 0.375%, 6/15/26	20,855	24,817
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(1)	10,100	10,479
Palo Alto Networks, Inc.
0.750%, 7/1/23	10,830	22,703
0.375%, 6/1/25	27,460	52,020
Sea Ltd. 0.250%, 9/15/26	22,625	20,801
Shopify, Inc. 0.125%, 11/1/25	11,655	14,540
Snap, Inc. 144A 0.000%, 5/1/27(1)	47,250	45,693
TechTarget, Inc. 144A 0.000%, 12/15/26(1)	25,760	25,600
Twitter, Inc. 0.250%, 6/15/24	9,265	10,095
Uber Technologies, Inc. 0.000%, 12/15/25	33,605	32,983
Wayfair, Inc. 0.625%, 10/1/25	27,315	24,835
		473,409

Iron & Steel—0.4%
Cleveland-Cliffs, Inc. 1.500%, 1/15/25	4,485	12,552
Leisure Time—2.4%
Callaway Golf Co. 2.750%, 5/1/26	9,840	16,956
NCL Corp., Ltd. 144A 1.125%, 2/15/27(1)	29,415	27,541
Royal Caribbean Cruises Ltd. 2.875%, 11/15/23	21,850	25,739
		70,236

Machinery-Diversified—1.8%
Chart Industries, Inc. 144A 1.000%, 11/15/24(1)	8,180	22,449
	Par Value	Value

Machinery-Diversified—continued
Middleby Corp. (The) 1.000%, 9/1/25	$ 19,040	$ 30,428
		52,877

Media—1.4%
DISH Network Corp. 0.000%, 12/15/25	14,295	14,366
Liberty Media Corp. 1.375%, 10/15/23	17,205	25,890
		40,256

Mining—1.4%
Lithium Americas Corp. 144A 1.750%, 1/15/27(1)	13,385	12,808
MP Materials Corp. 144A 0.250%, 4/1/26(1)	21,470	27,106
		39,914

Oil, Gas & Consumable Fuels—2.3%
EQT Corp. 1.750%, 5/1/26	10,985	18,307
Pioneer Natural Resources Co. 0.250%, 5/15/25	26,860	47,861
		66,168

Pharmaceuticals—3.8%
Dexcom, Inc.
0.750%, 12/1/23	1,095	3,576
0.250%, 11/15/25	55,175	65,486
Jazz Investments I Ltd. 2.000%, 6/15/26	18,870	21,300
Sarepta Therapeutics, Inc. 1.500%, 11/15/24	15,555	22,780
		113,142

Private Equity—0.6%
Digitalbridge Operating Co. LLC 144A 5.750%, 7/15/25(1)	4,465	16,655
Retail—1.7%
Burlington Stores, Inc. 2.250%, 4/15/25	10,955	16,275
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	5,915	20,902
National Vision Holdings, Inc. 2.500%, 5/15/25	7,705	12,882
		50,059

Semiconductors—4.3%
MACOM Technology Solutions Holdings, Inc. 144A 0.250%, 3/15/26(1)	21,900	25,637
	Par Value	Value

Semiconductors—continued
Microchip Technology, Inc. 0.125%, 11/15/24	$ 23,445	$ 29,013
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)	20,805	30,271
Silicon Laboratories, Inc. 0.625%, 6/15/25	1,975	3,462
Teradyne, Inc. 1.250%, 12/15/23	3,580	18,518
Wolfspeed, Inc. 1.750%, 5/1/26	8,385	20,543
		127,444

Software—16.7%
Akamai Technologies, Inc. 0.125%, 5/1/25	27,540	36,044
Avalara, Inc. 144A 0.250%, 8/1/26(1)	14,485	13,370
Bentley Systems, Inc. 144A 0.125%, 1/15/26(1)	18,695	19,233
Bill.com Holdings, Inc.
0.000%, 12/1/25	8,975	15,330
144A 0.000%, 4/1/27(1)	15,370	15,716
Blackline, Inc. 144A 0.000%, 3/15/26(1)	14,060	13,062
Ceridian HCM Holding, Inc. 144A 0.250%, 3/15/26(1)	19,865	20,751
Cloudflare, Inc. 144A 0.000%, 8/15/26(1)	27,010	28,715
Datadog, Inc. 0.125%, 6/15/25	10,425	20,892
DigitalOcean Holdings, Inc. 144A 0.000%, 12/1/26(1)	16,935	15,020
HubSpot, Inc. 0.375%, 6/1/25	9,070	21,564
Jamf Holding Corp. 144A 0.125%, 9/1/26(1)	19,950	20,686
MongoDB, Inc. 0.250%, 1/15/26	12,375	31,610
New Relic, Inc. 0.500%, 5/1/23	11,935	14,218
Nutanix, Inc. 144A 0.250%, 10/1/27(1)	37,752	34,354
Porch Group, Inc. 144A 0.750%, 9/15/26(1)	27,050	25,800
Sailpoint Technologies Holdings, Inc. 0.125%, 9/15/24	5,285	9,401
ServiceNow, Inc. 0.000%, 6/1/22	4,490	21,603
Splunk, Inc. 0.500%, 9/15/23	14,315	15,272
See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Software—continued
Tyler Technologies, Inc. 144A 0.250%, 3/15/26(1)	$ 26,240	$ 32,102
Unity Software, Inc. 144A 0.000%, 11/15/26(1)	16,365	14,933
Workday, Inc. 0.250%, 10/1/22	16,575	30,829
Workiva, Inc. 1.125%, 8/15/26	11,605	20,481
		490,986

Telecommunications—0.9%
Viavi Solutions, Inc. 1.000%, 3/1/24	18,600	26,342
Total Convertible Bonds and Notes (Identified Cost $2,099,256)		2,377,641

Total Long-Term Investments—97.6% (Identified Cost $2,458,082)		2,865,398

	Shares	Value
Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	71,748,964	$ 71,749
Total Short-Term Investment (Identified Cost $71,749)		71,749

TOTAL INVESTMENTS—100.0% (Identified Cost $2,529,831)		$2,937,147
Other assets and liabilities, net—(0.0)%		(25)
NET ASSETS—100.0%		$2,937,122

Abbreviations:
LLC	Limited Liability Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $875,846 or 29.8% of net assets.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	92%
Jersey	2
Bermuda	2
Canada	1
Cayman Islands	1
Israel	1
Liberia	1
Total	100%
† % of total investments as of December 31, 2021.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Convertible Bonds and Notes	$2,377,641	$—	$2,377,641
Equity Securities:
Convertible Preferred Stocks	487,757	466,121	21,636
Money Market Mutual Fund	71,749	71,749	—
Total Investments	$2,937,147	$537,870	$2,399,277
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI CONVERTIBLE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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